Capital Stock (Details Narrative) - USD ($)						6 Months Ended
	Feb. 11, 2022	Feb. 10, 2022	Nov. 11, 2021	Aug. 14, 2021	Mar. 28, 2021	Jun. 30, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares, new issues	16,000,000	16,000,000
Shares issued, price per share	$ 2.50	$ 2.50
Stock issued during period, value, new issues		$ 40,000,000				$ 40,000,000	$ 3,937,500
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, value, new issues
Bridge Forest Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued, price per share			$ 1.00
Preferred stock, voting rights			3
Bridge Forest Limited [Member] | Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares, new issues			5,000,000
Various Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares, new issues					3,150,000
Shares issued, price per share					$ 1.25
Placement Agent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares, new issues					210,000
Banker And Affiliates [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during the period, shares, new issues				3,148